Variable Interest Entities (Details) (Agreement to manage aircraft for servicing fee)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012 item
VIEs, not primary beneficiary
Variable interest entities
Number of entities in which the entity has variable interests	1	2
Number of aircraft sold to each entity	18
Consolidated VIEs
Variable interest entities
Number of entities in which the entity has variable interests	2	2